Earnings Per Share	12 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
Basic earnings per share are computed using the weighted-average number of common shares outstanding during the year. Diluted earnings per share are computed using the weighted-average number of common shares and common share equivalents outstanding during the year. Common share equivalents represent the dilutive effect of outstanding stock-based awards. The computation of net income per share was as follows:

	2013	2012	2011
Numerator:
Net income attributable to common shareholders	$948,427	$1,151,823	$1,049,130
Denominator:
Basic - weighted-average common shares	149,218,257	151,222,033	161,125,869
Increase in weighted-average common shares from dilutive effect of stock-based awards	2,369,774	3,442,477	3,672,352
Diluted - weighted-average common shares, assuming exercise of stock-based awards	151,588,031	154,664,510	164,798,221
Basic earnings per share	$6.36	$7.62	$6.51
Diluted earnings per share	$6.26	$7.45	$6.37

For 2013, 2012 and 2011, 1.3 million, 0.7 million, and 1.6 million common shares, respectively, subject to stock-based awards were excluded from the computation of diluted earnings per share because the effect of their exercise would be anti-dilutive.